Fair Value of Warrants - Summary of Derivative Warrant Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	$ 12,549,000	$ 11,113,000	$ 4,270,000	$ 1,436,000
Fair value of warrants issued		6,544,000	2,870,000	808,000
Fair value of warrants issued	268,000
Fair value of warrants exercised		(55,000)
Warrants amended			(6,415,000)
Warrant restructuring		2,485,000
Change in fair value of warrants	(5,299,000)	(7,538,000)	10,388,000	2,026,000
Ending balance	7,518,000	12,549,000	11,113,000	4,270,000
Debt Guarantee
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	5,679,000	6,993,000	3,793,000	1,409,000
Fair value of warrants issued		1,583,000	831,000	415,000
Warrants amended			(6,415,000)
Warrant restructuring		268,000
Change in fair value of warrants	(3,211,000)	(3,165,000)	8,784,000	1,969,000
Ending balance	2,468,000	5,679,000	6,993,000	3,793,000
Issued for Consulting
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	147,000	447,000	100,000
Fair value of warrants issued			69,000	65,000
Change in fair value of warrants	(34,000)	(300,000)	278,000	35,000
Ending balance	113,000	147,000	447,000	100,000
Issued for Financing
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	6,493,000	2,293,000
Fair value of warrants issued		4,961,000	1,970,000
Fair value of warrants issued	268,000
Warrant restructuring		2,217,000
Change in fair value of warrants	(2,039,000)	(2,978,000)	323,000
Ending balance	4,722,000	6,493,000	2,293,000
Series B Preferred Stock
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	230,000	1,160,000	314,000
Fair value of warrants issued				328,000
Change in fair value of warrants	(15,000)	(930,000)	846,000	(14,000)
Ending balance	215,000	230,000	1,160,000	314,000
Series A Preferred Stock
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		220,000	63,000	27,000
Fair value of warrants exercised		(55,000)
Change in fair value of warrants		(165,000)	157,000	36,000
Ending balance			$ 220,000	$ 63,000